Share-Based Compensation (Narrative) (Details) - Stock Option Awards [Member] $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2025 CAD ($) shares $ / shares	Jan. 31, 2024 CAD ($) shares $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense | $	$ 3.1	$ 10.1
Granted | shares	2.0	2.5
Weighted average fair value of options granted | $ / shares	$ 12.80	$ 14.36